Disclosures on the effects of fluctuations in foreign currency exchange rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 289,759	$ 228,467
Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	75,467	65,573
Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	17,711	23,690
Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	39,126	50,740
Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	17,183	17,309
Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	213,375	132,861
Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	132	1,310
Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	2,232	2,557
Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	849	868
Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	1,512	1,726
Equity accounted investees [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	69,422	58,813
Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	48	295
Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	3,574	3,810
Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 62	61
Argentina, Pesos | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Assets held in foreign currency	$ 1	4
Argentina, Pesos | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Assets held in foreign currency	$ 0	5
Argentina, Pesos | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Assets held in foreign currency	$ 6	0
Argentina, Pesos | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Assets held in foreign currency	$ 4	5
Brazil, Brazil Real | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Assets held in foreign currency	$ 38	60
Brazil, Brazil Real | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Assets held in foreign currency	$ 1	0
Brazil, Brazil Real | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Assets held in foreign currency	$ 23	23
Brazil, Brazil Real | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Assets held in foreign currency	$ 0	3
Brazil, Brazil Real | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Assets held in foreign currency	$ 27	139
Chile, Pesos | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 579	6,044
Chile, Pesos | Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 39,126	50,740
Chile, Pesos | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 12,172	14,554
Chile, Pesos | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 85,837	71,908
Chile, Pesos | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 0	41
Chile, Pesos | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 1,413	1,640
Chile, Pesos | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 822	729
Chile, Pesos | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 1,256	1,382
Chile, Pesos | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 48	294
Chile, Pesos | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 3,574	3,810
Chile, Pesos | Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 20	20
China, Yuan Renminbi | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Assets held in foreign currency	$ 1,143	400
China, Yuan Renminbi | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Assets held in foreign currency	$ 12	10
China, Yuan Renminbi | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Assets held in foreign currency	$ 10,426	48
China, Yuan Renminbi | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Assets held in foreign currency	$ 0	48
China, Yuan Renminbi | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Assets held in foreign currency	$ 0	1
Euro Member Countries, Euro | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 9,782	11,386
Euro Member Countries, Euro | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 235	822
Euro Member Countries, Euro | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 49,627	30,941
Euro Member Countries, Euro | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 58	476
Euro Member Countries, Euro | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 183	118
Euro Member Countries, Euro | Equity accounted investees [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 0	0
United Kingdom, Pounds | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	GBP
Assets held in foreign currency	$ 55	71
United Kingdom, Pounds | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	GBP
Assets held in foreign currency	$ 90	152
Australia, Dollars | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AUD
Assets held in foreign currency	$ 0	0
Australia, Dollars | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AUD
Assets held in foreign currency	$ 0	45
India, Rupees | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	INR
Assets held in foreign currency	$ 0	12
India, Rupees | Equity accounted investees [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	INR
Assets held in foreign currency	$ 1,632	1,499
Mexico, Pesos | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 258	310
Mexico, Pesos | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 1,429	1,734
Mexico, Pesos | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 195	423
Mexico, Pesos | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 0	202
Peru, Nuevos Soles | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Assets held in foreign currency	$ 8	3
Peru, Nuevos Soles | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Assets held in foreign currency	$ 20	0
Peru, Nuevos Soles | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Assets held in foreign currency	$ 0	40
Peru, Nuevos Soles | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Assets held in foreign currency	$ 201	203
Japan, Yen | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	YEN
Assets held in foreign currency	$ 1,773	2,150
Japan, Yen | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	YEN
Assets held in foreign currency	$ 18	53
Japan, Yen | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	YEN
Assets held in foreign currency	$ 41,582	209
Japan, Yen | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	YEN
Assets held in foreign currency	$ 0	0
Japan, Yen | Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	YEN
Assets held in foreign currency	$ 42	41
South Africa, Rand | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 4,074	3,250
South Africa, Rand | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 2,941	18
South Africa, Rand | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 23,825	25,835
South Africa, Rand | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 0	0
South Africa, Rand | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 431	386
Colombia, Pesos | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Assets held in foreign currency	$ 30	0
Colombia, Pesos | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Assets held in foreign currency	$ 47	0
Unidad de Fomento (funds code) | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Assets held in foreign currency	$ 427	545
Unidad de Fomento (funds code) | Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Assets held in foreign currency	$ 0	0
Unidad de Fomento (funds code) | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Assets held in foreign currency	$ 46	47
Unidad de Fomento (funds code) | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Assets held in foreign currency	$ 209	344
Thailand, Baht | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 0	0
Thailand, Baht | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 279	21
Thailand, Baht | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 791	2,777
Thailand, Baht | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 74	705
Thailand, Baht | Equity accounted investees [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 2,491	1,932
United Arab Emirates, Dirhams | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AED
Assets held in foreign currency	$ 546	0
United Arab Emirates, Dirhams | Equity accounted investees [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AED
Assets held in foreign currency	$ 35,414	31,297
Turkey, New Lira | Equity accounted investees [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	TRY
Assets held in foreign currency	$ 21,741	16,712
Indonesia, Rupees [Member] | Equity accounted investees [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	IDR
Assets held in foreign currency	$ 0	$ 0